Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance	$ 8,799,460	$ 0
Noncontrolling interest through acquisition of Shangchi Automobile (Note 4)	0	9,583,646
Proportionate shares of net income (loss)	(896,769)	(754,084)	$ 308,442
Foreign currency translation adjustment	15,405	(30,102)
Total	$ 7,918,096	$ 8,799,460	$ 0